Document and Entity Information	12 Months Ended
Jun. 30, 2012
Document And Entity Information
Entity Registrant Name	Unique Underwriters, Inc.
Entity Central Index Key	0001514113
Document Type	S-1
Document Period End Date	Sep. 30, 2012
Amendment Flag	true
Current Fiscal Year End Date	--06-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	77,460,612
Amendment Description	Respond to SEC comments on S-1 Registration Statement
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2012